Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Board [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 19,924		$ 38,036
Board [Member] | Series 1 Convertible Notes [Member]
Related Party Transaction [Line Items]
Interest Expense	46,641	$ 64,000
Debt instrument, face amount		800,000
Accrued Interest		202,740
Related Party [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	22,378		42,721
Related Party [Member] | Series 1 Convertible Notes [Member]
Related Party Transaction [Line Items]
Interest Expense	52,471	72,000
Debt instrument, face amount		900,000
Accrued Interest		226,170
Immediately Family Member 1 [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	1,234		2,355
Immediately Family Member 1 [Member] | Series 1 Convertible Notes [Member]
Related Party Transaction [Line Items]
Interest Expense	2,915	4,000
Debt instrument, face amount		50,000
Accrued Interest		12,066
Immediate Family Member 2 [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	1,220		2,330
Immediate Family Member 2 [Member] | Series 1 Convertible Notes [Member]
Related Party Transaction [Line Items]
Interest Expense	2,915	4,000
Debt instrument, face amount		50,000
Accrued Interest		11,364
Series A Preferred Stock [Member] | Board [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 877,054	$ 877,054	$ 877,054
Shares	4,222,223	4,222,223	4,222,223
Series A Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 1,555,748	$ 1,490,637	$ 1,570,945
Dividends Earned To Date, Dollars	$ 678,694	$ 613,583	693,891
Shares	4,222,223	4,222,223
Series B Preferred Stock [Member] | Board [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 887,049	$ 857,089	$ 887,049
Shares	5,094,537	4,822,181	5,094,537
Series B Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 990,293	$ 960,333	$ 990,293
Shares	5,875,504	5,603,148	5,875,504
Series B Preferred Stock [Member] | Immediately Family Member 1 [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 103,244	$ 103,244	$ 103,244
Shares	780,967	780,967	780,967
Series C One Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 50,010		$ 50,873
Dividends Earned To Date, Dollars	$ 10		873
Shares	234,742
Series C One Preferred Stock [Member] | Immediately Family Member 1 [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 50,000		$ 50,000
Shares	234,742		234,742
Series C Two Preferred Stock [Member] | Board [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 1,049,381		$ 1,049,381
Shares	6,129,561		6,129,561
Series C Two Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 1,178,641		$ 1,178,641
Shares	6,884,585		6,884,585
Series C Two Preferred Stock [Member] | Immediately Family Member 1 [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 64,981		$ 64,981
Shares	379,560		379,560
Series C Two Preferred Stock [Member] | Immediate Family Member 2 [Member]
Related Party Transaction [Line Items]
Preferred stock, Dollars	$ 64,279		$ 64,279
Shares	375,464		375,464